Accounting Policies (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2016 USD ($) vessel	Sep. 30, 2015 USD ($)
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Out of period correction		$ (1,578)
Number of vessels in sale and leaseback transaction | vessel	6
Out of Period Correction | Asset Under Development
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Out of period correction	$ 13,200
Out of Period Correction | Long-term Debt
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Out of period correction	5,800
Out of Period Correction | Interest Expense
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Out of period correction	(13,200)
Out of Period Correction | Other Financial Items, Net
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Out of period correction	$ 5,800